STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION	12 Months Ended
Jan. 31, 2023
Notes
STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION

2.STATEMENT OF COMPLIANCE AND BASIS OF PREPARATION

a)Statement of Compliance

These consolidated financial statements were authorized for issue on May 31, 2023, by the directors of the Company.

The Company’s consolidated financial statements, including comparatives, have been prepared in accordance with accounting policies consistent with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

b)Basis of Presentation and Consolidation

The consolidated financial statements of the Company as at and for the years ended January 31, 2023, 2022, and 2021 comprise of the Company and its wholly-owned subsidiary, Minera Polymet SpA, (together referred to as “Red Metal”, the “Company”). Polymet is consolidated from the date of its incorporation, as Red Metal is the sole shareholder and therefore has the control and power to govern the financial and operating policies of Polymet as to obtain benefits from its activities. The Company will continue to consolidate until the date Red Metal no longer has control over Polymet.  The financial statements of Polymet are prepared for the same reporting period as the parent company, using consistent accounting policies. Balances, transactions, income and expenses between Red Metal and Polymet are eliminated on consolidation.

The consolidated financial statements have been prepared on an accrual basis and are based on historical costs, except certain financial instruments, which are recorded at fair value. All amounts are expressed in Canadian dollars.

The preparation of financial statements in compliance with IFRS requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported expenses during the year. Actual results could differ from these estimates. The areas involving significant assumptions and estimates are disclosed in Note 4.

c)Foreign Currency Translation

Functional & presentation currencies

The functional currency of the Company is the Canadian dollar. The functional currency of the Company’s subsidiary, Polymet, is the Chilean peso, which is determined to be the currency of the primary economic environment in which Polymet operates.

During the year ended January 31, 2022, the Company changed its presentation currency from the US dollar (“USD”) to the Canadian dollar (“CAD”).